Securities Act File No. 033-58846

Investment Company Act File No. 811- 07538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 67	☒

LORD ABBETT SECURITIES TRUST

Exact Name of Registrant as Specified in Charter

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984

Thomas R. Phillips, Esq., Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered: Common Stock, par value $.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and had duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 1st day of July, 2011.

LORD ABBETT SECURITIES TRUST

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President & Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer & Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signatures	Title	Date

Robert S. Dow* Robert S. Dow	Chairman, Chief Executive Officer and Trustee	July 1, 2011

Daria L. Foster* Daria L. Foster	President and Trustee	July 1, 2011

E. Thayer Bigelow* E. Thayer Bigelow	Trustee	July 1, 2011

Robert B. Calhoun, Jr.* Robert B. Calhoun, Jr.	Trustee	July 1, 2011

Evelyn E. Guernsey* Evelyn E. Guernsey	Trustee	July 1, 2011

Julie A. Hill* Julie A. Hill	Trustee	July 1, 2011

Franklin W. Hobbs* Franklin W. Hobbs	Trustee	July 1, 2011

Thomas J. Neff* Thomas J. Neff	Trustee	July 1, 2011

James L .L. Tullis* James L. L. Tullis	Trustee	July 1, 2011

*BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chairman, CEO
/s/ Robert S. Dow Robert S. Dow	and Director/Trustee	January 27, 2011

President and
/s/ Daria L. Foster Daria L. Foster	Director/Trustee	January 27, 2011

/s/ E. Thayer Bigelow	Director/Trustee	January 27, 2011
E. Thayer Bigelow

/s/ Robert B. Calhoun, Jr. Robert B. Calhoun, Jr.	Director/Trustee	January 27, 2011

/s/ Evelyn E. Guernsey Evelyn E. Guernsey	Director/Trustee	January 27, 2011

/s/ Julie A. Hill	Director/Trustee	January 27, 2011
Julie A. Hill

/s/ Franklin W. Hobbs Franklin W. Hobbs	Director/Trustee	January 27, 2011

/s/ Thomas J. Neff Thomas J. Neff	Director/Trustee	January 27, 2011

/s/ James L.L. Tullis James L.L. Tullis	Director/Trustee	January 27, 2011

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase